Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (13,570)	€ (14,018)	€ (9,012)
Social security costs | €	(5,047)	(5,171)	(3,722)
Changes in pension provision | €	74	(138)	(104)
Share-based compensation | €	(1,236)	(1,657)	(787)
TOTAL | €	€ (19,779)	€ (20,984)	€ (13,625)
Average number of employees	193	175	135
Average age of employees	38 years 8 months	37 years 1 month	38 years 11 months
Number of employees	130	194	148
Research and Development
Disclosure Of Operating Expense [Line Items]
Number of employees	66	108	84
Services Related to Research and Development
Disclosure Of Operating Expense [Line Items]
Number of employees	16	19	16
Administration and Management
Disclosure Of Operating Expense [Line Items]
Number of employees	43	60	48
Marketing and Commercial
Disclosure Of Operating Expense [Line Items]
Number of employees	5	7
Senior Staff
Disclosure Of Operating Expense [Line Items]
Number of employees	105	144	115
Staff
Disclosure Of Operating Expense [Line Items]
Number of employees	23	45	30
Apprentices
Disclosure Of Operating Expense [Line Items]
Number of employees	2	5	3
Male
Disclosure Of Operating Expense [Line Items]
Number of employees	52	78	57
Female
Disclosure Of Operating Expense [Line Items]
Number of employees	78	116	91